Consolidated Statements of Comprehensive Income, by Nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 11,238,976	$ 13,053,376	$ 11,924,761
Other income, by nature	953,698	1,260,736	1,064,928
Revenues and Other income, by nature	12,192,674	14,314,112	12,989,689
Raw materials and consumables used	(7,555,915)	(8,541,023)	(7,948,400)
Contribution Margin	4,636,759	5,773,089	5,041,289
Other work performed by the entity and capitalized	147,151	181,565	177,997
Employee benefits expenses	(565,046)	(809,753)	(840,493)
Depreciation and amortization expense	(858,099)	(948,330)	(862,440)
Impairment (loss) reversal recognized in profit or loss		2,126	61,753
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(242,372)	(279,125)	(122,501)
Other expense, by nature	(1,065,278)	(1,150,709)	(1,021,085)
Operating income	2,053,115	2,768,863	2,434,520
Other gains (losses)	4,671	14,196	681
Financial income	321,477	449,661	358,081
Financial costs	(768,453)	(1,088,631)	(1,071,759)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,133	583	2,452
Foreign currency exchange differences	57,171	136,960	110,635
Gains (losses) from indexed assets and liabilities	76,698	124,477	270,380
Profit (loss) before taxes	1,747,812	2,406,109	2,104,990
Income tax expense (income)	(566,560)	(236,346)	(437,932)
PROFIT (LOSS)	1,181,252	2,169,763	1,667,058
Gains (losses)	1,181,252	2,169,763	1,667,058
Net income attributable to:
Profit (loss) attributable to owners of the parent	825,197	1,614,085	1,201,381
Profit (loss) attributable to non-controlling interests	356,055	555,678	465,677
Profit (loss)	$ 1,181,252	$ 2,169,763	$ 1,667,058
Basic earnings per share
Basic earnings (losses) per share	$ 0.01085	$ 0.02465	$ 0.02091
Weighted average number of outstanding shares	76,086,311,036	65,480,640,658	57,452,641,516
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Profit (loss) from defined benefit plans	$ (476,805)	$ (576,143)	$ (177,527)
Other comprehensive income that will not be reclassified subsequently to profit or loss	(476,805)	(576,143)	(177,527)
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Gains (losses) from foreign currency translation difference	(2,249,915)	(765,005)	(1,575,134)
Gains (losses) from measuring financial assets at fair value through other comprehensive income	(10)	(598)	(458)
Gains (losses) from cash flow hedges	(15,547)	6,100	(5,763)
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	2,571	(194)	3,036
Other comprehensive income that will be reclassified subsequently to profit or loss	(2,262,901)	(759,697)	(1,578,319)
Total components of other comprehensive income (loss), before taxes	(2,739,706)	(1,335,840)	(1,755,846)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	161,766	195,098	59,684
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	161,766	195,098	59,684
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	5,038	(2,165)	1,354
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	5,038	(2,165)	1,354
Total Other Comprehensive Income (Loss)	(2,572,902)	(1,142,907)	(1,694,808)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,391,650)	1,026,856	(27,750)
Comprehensive income (loss) attributable to:
Owners of Enel Americas	(1,521,532)	623,512	(121,326)
Non-controlling interests	129,882	403,344	93,576
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ (1,391,650)	$ 1,026,856	$ (27,750)